Property and equipment: (Details) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Total property and equipment		$ 218	$ 203
Less accumulated depreciation		(11)	(155)
Property and equipment-net	$ 181	207	48
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment		0	0
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment		180	0
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment		0	62
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment		$ 38	$ 141